Employee Benefit Plans - Funded Status (Details) (Calc 2) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
SurplusDeficitInPlanAbstract
Non-current provisions for employee benefits	€ 517,407,000	€ 530,559,000